THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
October 31, 2025
(Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK†† — 99.7%
	Shares	Value
COMMUNICATION SERVICES — 6.5%
AT&T	31,700	$784,575
T-Mobile US	7,223	1,517,191
		2,301,766

ELECTRIC UTILITIES — 29.7%
Alliant Energy	10,500	701,610
Constellation Energy	4,836	1,823,172
Entergy	15,814	1,519,567
IDACORP	10,524	1,357,807
NextEra Energy	12,566	1,022,872
Pinnacle West Capital	12,504	1,106,854
PPL	33,568	1,225,903
TXNM Energy	12,000	681,600
Xcel Energy	14,100	1,144,497
		10,583,882

ENERGY — 15.6%
Cameco	12,800	1,308,288
Centrus Energy, Cl A *	2,998	1,101,645
DT Midstream	15,221	1,666,548
EQT	12,300	659,034
Williams Companies	14,500	839,115
		5,574,630

GAS UTILITIES — 3.5%
Atmos Energy	7,293	1,252,354

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 6.5%
Talen Energy *	5,750	2,298,735

INDUSTRIALS — 7.9%
Dycom Industries *	1,394	401,179
Johnson Controls International	7,341	839,737
Quanta Services	3,490	1,567,464
		2,808,380

INFORMATION TECHNOLOGY — 2.5%
Corning	10,000	890,800

MATERIALS — 5.5%
Linde	2,527	1,057,044
MP Materials *	14,497	914,616
		1,971,660

MULTI-UTILITIES — 13.0%
Ameren	10,250	1,045,705
CenterPoint Energy	23,500	898,640

THE ADVISORS’ INNER CIRCLE FUND II	REAVES INFRASTRUCTURE FUND
October 31, 2025
(Unaudited)

COMMON STOCK†† — continued
	Shares	Value
MULTI-UTILITIES — continued
NiSource	35,366	$1,489,262
Public Service Enterprise Group	15,101	1,216,537
		4,650,144

REAL ESTATE — 9.0%
Crown Castle †	13,750	1,240,525
Digital Realty Trust †	4,200	715,722
Equinix †	1,500	1,269,015
		3,225,262

TOTAL COMMON STOCK
(Cost $23,461,660)		35,557,613

SHORT-TERM INVESTMENT(A) — 0.5%

SEI Daily Income Trust Treasury II Fund, Cl F, 3.920%
(Cost $168,901)	168,901	168,901

TOTAL INVESTMENTS— 100.2%
(Cost $23,630,561)		$35,726,514

Percentages are based on Net Assets of $35,669,985.
*	Non-income producing security.
†	Real Estate Investment Trust
††	Narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of October 31, 2025.

Cl — Class

WHR-QH-001-4300

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